RELATED PARTY TRANSACTIONS (Details Textual) (USD $)			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Beijing Runtuo [Member]	Dec. 31, 2010 Beijing Runtuo [Member]	Dec. 31, 2012 Beijing Runtuo [Member]	Dec. 31, 2011 Beijing Wowjoint Mechanical [Member]	Dec. 31, 2012 Electrical Equipment Co [Member]	Aug. 31, 2012 China Minsheng Bank [Member]
Due from the Related Parties	$ 76,037	$ 82,191	$ 76,037	$ 82,191				$ 5,000,000
Due to Related Parties, Current					261,863	53,970	53,972
Natural Gas Purchases			$ 131,929	$ 77,065